Changes in Non-Cash Operating Items (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations
Accounts receivable	2,572	(213)
Prepaid expenses	36	(11)
Accrued liabilities	(1,346)	260
Changes in non-cash operating items, discontinued operations	1,262	36
Continuing Operations
Accounts receivable	(23,640)	(49,888)
Related party balances	0	(996)
Natural gas in storage	(5,942)	(6,330)
Supplies and consumable inventory	(3,861)	(525)
Income taxes receivable	(189)	177
Prepaid expenses	827	(485)
Accounts payable	54,299	(29,292)
Accrued liabilities	32,520	37,023
Current income tax liability	(1,527)	1,399
Net regulatory assets and liabilities	(54,277)	1,098
Changes in non-cash operating items	(1,790)	(47,819)